SILVER STREAM DERIVATIVE LIABILITY (Details 1)	12 Months Ended
Dec. 31, 2020 CAD ($) yr
Warrants Assumptions Abstract
Risk-free interest rate	0.38%
Expected life (years) | yr	5.00
Expected volatility	70.65%
Expected dividend yield | $	$ 0